Employee benefits - Actuarial Assumptions (Details)	Dec. 31, 2019	Dec. 31, 2018
Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.15%	1.75%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.80%	2.80%
Long term medical cost of inflation	0.00%	0.00%
Germany | Post-employment medical benefits and other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.45%	1.20%
Inflation rate	2.00%	2.00%
Rate of increase in salaries	2.80%	2.80%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Sweden | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.45%	2.25%
Inflation rate	1.80%	2.00%
Rate of increase in salaries	2.80%	2.75%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Austria | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	1.00%	2.00%
Inflation rate	1.53%	2.00%
Rate of increase in salaries	2.00%	3.00%
Rate of increase for pensions in payment	2.00%	2.00%
Long term medical cost of inflation	0.00%	0.00%
Austria | Post-employment medical benefits and other benefits
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.30%	1.00%
Inflation rate	1.53%	2.00%
Rate of increase in salaries	3.00%	3.00%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	2.00%	2.00%
Italy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	0.67%	1.60%
Inflation rate	1.50%	1.50%
Rate of increase in salaries	0.00%	0.00%
Rate of increase for pensions in payment	0.00%	0.00%
Long term medical cost of inflation	0.00%	0.00%
Bottom of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	1.00%	1.00%
Top of range | Germany | Defined benefit retirement plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Rate of increase for pensions in payment	2.00%	2.00%